Inventories	12 Months Ended
Dec. 31, 2022
Classes of current inventories [abstract]
Inventories

17. INVENTORIES

As at December 31,	2022	2021
Product
Crude Oil	2,424	2,060
Diluent	366	515
Natural Gas and NGLs	50	33
Refined Products	1,169	1,043
Total Product	4,009	3,651
Parts and Supplies	303	268
	4,312	3,919
For the year ended December 31, 2022, approximately $49 billion of produced and purchased inventory was recorded as an expense (2021 – approximately $34 billion).